VARIABLE INTEREST ENTITIES (Details) - CAD CAD in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost of sales, excluding depreciation and amortization			CAD (1,882.4)	CAD (1,028.2)	CAD (970.9)
Depreciation and amortization			(61.4)	(44.6)	(47.0)
Costs and Expenses			2,003.8	1,122.8	1,139.2
Operating earnings			(12.7)	(13.5)	(87.8)
Interest expense			(49.4)	(35.5)	(37.4)
Other income (expense), net			43.0	1.2	14.9
Income tax recovery (expense)			27.4	(0.4)	(0.1)
Net earnings (loss)			CAD (49.4)	(72.3)	(127.3)
Predecessor [Member]
Cost of sales, excluding depreciation and amortization		CAD (718.0)		0.0			CAD (970.7)
Depreciation and amortization		(23.4)		0.0		CAD (112.4)	(105.5)
Costs and Expenses		772.9		0.0			1,784.2
Operating earnings		24.8		0.0			(704.5)
Interest expense		(60.3)		0.0			(73.2)
Other income (expense), net		(2.6)		10.6			(2.1)
Income tax recovery (expense)		1.1		CAD 0.0			8.4
Net earnings (loss)		CAD 650.3				CAD (976.6)	CAD (976.6)
Powell River Energy Inc [Member] | Predecessor [Member]
Sales - affiliate	[1]				5.6
Cost of sales, excluding depreciation and amortization					1.3
Depreciation and amortization					1.6
Costs and Expenses					2.9
Operating earnings					2.7
Interest expense					(1.8)
Interest expense - affiliate	[1]				(0.4)
Other income (expense), net					(0.1)
Reorganization items, net					0.0
Income tax recovery (expense)					0.2
Net earnings (loss)	[2]				CAD 0.6

[1]	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
[2]	50% is included in the company’s non-controlling interest (deficit) balances.